Property and Equipment, net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 5 - Property and Equipment, net

Property and equipment, net, consists of the following:

	As of March 31,
	2024	2023
Software and computer equipment[1]	$5,009	$3,481
Leasehold improvements[1]	1,095	854
Office equipment[1]	528	450
Internal-use software under development	769	875
Furniture and fixtures[1]	110	130
Vehicles	247	250
Property and equipment, gross	$7,758	$6,040
Accumulated depreciation and amortization[1]	(4,179)	(2,915)
Property and equipment, net	$3,579	$3,125

[1]	Property and equipment held under finance lease arrangements amounted to $443 and $542 as of March 31, 2024 and 2023, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,127 and $971 as of March 31, 2024 and March 31, 2023, respectively. Depreciation expense in respect to these assets was $401 and $386 for the years ended March 31, 2024 and 2023, respectively.

During the year ended March 31, 2024 and 2023, the Company sold property and equipment for the sale proceeds of $11 and $12, respectively. As a result of the sale, the Company recorded a loss of $12 and $54 in the year ended March 31, 2024 and 2023, respectively.

For the year ended March 31, 2024, and 2023 depreciation and amortization expense was $1,352 and $1,172, respectively.